Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 16,212	$ 14,900
Interest-bearing deposits with banks	485	2,274
Cash and cash equivalents	16,697	17,174
Securities available for sale	281,121	302,564
Loans receivable (net of allowance for loan losses 2017: $7,634; 2016: $6,463)	756,458	707,426
Regulatory stock, at cost	3,505	2,119
Premises and equipment, net	13,864	13,531
Bank owned life insurance	37,060	36,133
Accrued interest receivable	3,716	3,643
Foreclosed real estate owned	1,661	5,302
Goodwill	11,331	11,331
Other intangibles	462	612
Deferred tax asset	4,781	8,989
Other assets	2,260	2,359
Total Assets	1,132,916	1,111,183
LIABILITIES
Deposits: Non-interest bearing demand	205,138	191,445
Deposits: Interest-bearing demand	91,479	93,485
Deposits: Money market deposit accounts	146,362	153,020
Deposits: Savings	166,111	191,878
Deposits: Time	320,294	295,557
Total Deposits	929,384	925,385
Short-term borrowings	42,530	32,811
Other borrowings	35,945	32,001
Accrued interest payable	1,434	1,069
Other liabilities	7,884	8,838
Total Liabilities	1,017,177	1,000,104
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000 shares, issued: 2017: 6,256,063 shares, 2016: 4,164,723 shares	626	416
Surplus	47,431	47,682
Retained earnings	70,426	67,225
Treasury stock at cost: 2017: 2,608 shares, 2016: 4,509 shares	(77)	(125)
Accumulated other comprehensive loss	(2,667)	(4,119)
Total Stockholders' Equity	115,739	111,079
Total Liabilities and Stockholders' Equity	$ 1,132,916	$ 1,111,183